Earnings/(loss) and dividends per share (Details) - ZAR (R) R / shares in Units, shares in Millions, R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Earnings/(loss) and dividends per share
Basic earnings/(loss) per share (in rand per share)	R 14.57	R (148.49)	R 5.50
Headline earnings/(loss) per share (in rand per share)	39.53	(11.50)	30.90
Diluted earnings/(loss) per share (in rand per share)	14.39	(148.49)	5.46
Diluted headline earnings/(loss) per share (in rand per share)	R 39.03	R (11.50)	30.71
Dividends per share			5.90
Dividends per share - interim			R 5.90
Earnings per share (EPS)
Weighted average number of shares	619.9	617.9	616.6
Earnings/(loss) attributable to owners of Sasol Limited	R 9,032	R (91,754)	R 3,389
Basic earnings/(loss) per share (in rand per share)	R 14.57	R (148.49)	R 5.50
Headline earnings/(loss) per share (HEPS)
Weighted average number of shares	619.9	617.9	616.6
Earnings/(loss) attributable to owners of Sasol Limited	R 9,032	R (91,754)	R 3,389
Effect of remeasurement items for subsidiaries and joint operations, net of tax	15,448	84,648	15,648
remeasurement items before tax	23,218	111,978	20,062
Tax effect and non-controlling interest effect	(7,770)	(27,330)	(4,414)
Effect of remeasurement items for equity accounted investments	23		15
Headline earnings/(loss)	R 24,503	R (7,106)	R 19,052
Headline earnings/(loss) per share (in rand per share)	R 39.53	R (11.50)	R 30.90
Diluted earnings per share (DEPS) and diluted headline earnings per share (DHEPS)
Weighted average number of shares	619.9	617.9	616.6
Potential dilutive effect of long-term incentive scheme	3.8	2.6	2.9
Potential dilutive effect of Sasol Khanyisa Tier 1	4.1	1.8	0.8
Diluted weighted average number of shares for DEPS and DHEPS	627.8	622.3	620.3
Earnings/(loss) attributable to owners of Sasol Limited	R 9,032	R (91,754)	R 3,389
Diluted earnings/(loss) attributable to owners of Sasol Limited	9,032	(91,754)	3,389
Diluted headline earnings/(loss) per share
Headline earnings/(loss) attributable to owners of Sasol Limited	24,503	(7,106)	19,052
Diluted headline earnings/(loss) attributable to owners of Sasol Limited	R 24,503	R (7,106)	R 19,052
Diluted earnings/(loss) per share (in rand per share)	R 14.39	R (148.49)	R 5.46
Diluted headline earnings/(loss) per share (in rand per share)	R 39.03	R (11.50)	R 30.71